Ikanos and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Depreciation and Amortization Periods for Property and Equipment

The depreciation and amortization periods for property and equipment categories are as follows:

Computer equipment	2 to 3 years
Furniture and fixtures	4 years
Machinery and equipment	3 to 7 years
Software	3 to 7 years

Calculation of Basic and Diluted Net Loss Per Common Share

The calculation of basic and diluted net loss per share is as follows (in thousands, except per share amounts):

	Three Months Ended		Nine Months Ended
	September 29, 2013	September 30, 2012	September 29, 2013	September 30, 2012
Net loss	$(8,665)	$(6,357)	$(21,754)	$(13,061)

Weighted average number of shares, basic and diluted outstanding	71,662	69,788	71,086	69,555

Basic and diluted net loss per share	$(0.12)	$(0.09)	$(0.31)	$(0.19)

The calculation of basic and diluted net loss per common share is as follows (in thousands, except per share amounts):

	Year Ended
	December 30, 2012	January 1, 2012	January 2, 2011
Net loss	$(17,585)	$(7,497)	$(49,763)

Weighted average shares outstanding	69,701	68,656	56,713

Basic and diluted net loss per share	$(0.25)	$(0.11)	$(0.88)

Potential Common Shares have been Excluded from Calculation of Diluted Net Loss Per Share

The following potential common shares have been excluded from the calculation of diluted net loss per share as their effect would have been anti-dilutive (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2013	September 30, 2012	September 29, 2013	September 30, 2012
Anti-dilutive securities:
Warrants to purchase common stock	7,800	7,800	7,800	7,800
Weighted average restricted stock units	34	228	42	236
Weighted-average options to purchase common stock	18,407	14,654	17,553	12,793

	26,241	22,682	25,395	20,829

The following potential common shares have been excluded from the calculation of diluted net loss per share as their effect would have been anti-dilutive (in thousands):

	Year Ended
	December 30, 2012	January 1, 2012	January 2, 2011
Anti-dilutive securities:
Warrants to purchase common stock	7,800	4,280	341
Weighted average restricted stock and restricted stock units	205	553	1,064
Weighted average options to purchase common stock	13,777	11,333	8,590

	21,782	16,166	9,995